GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 5,438
2022	5,450
2023	5,462
2024	5,395
2025	1,858
Thereafter	773
Net carrying amount	$ 24,376	$ 2,635	$ 6,496